PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Property and equipment as of December 31, 2024 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50	—	—
Cost
Values at beginning of year	103,491	18,483	105,105	429	74,460	2,354	7,539	311,861
Additions related to business combinations (note 26.2)	1,738	552	125	—	—	—	—	2,415
Additions	13,752	1,727	579	—	—	—	11,371	27,429
Derecognition	(3,076)	(258)	(4,167)	(45)	(375)	—	—	(7,921)
Transfers	—	312	7,970	—	490	—	(8,772)	—
Translation	(1,536)	(116)	(1,043)	(44)	36	—	(91)	(2,794)
Values at end of year	114,369	20,700	108,569	340	74,611	2,354	10,047	330,990

Depreciation
Accumulated at beginning of year	71,075	13,384	61,764	91	2,811	—	—	149,125
Additions	18,199	2,357	14,038	35	1,566	—	—	36,195
Derecognition	(2,896)	(245)	(4,009)	(28)	(275)	—	—	(7,453)
Translation	(1,114)	(101)	(428)	(41)	52	—	—	(1,632)
Accumulated at end of year	85,264	15,395	71,365	57	4,154	—	—	176,235
Carrying amount	29,105	5,305	37,204	283	70,457	2,354	10,047	154,755

Property and equipment as of December 31, 2023 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50	—	—
Cost
Values at beginning of year	92,837	16,479	78,210	276	31,505	2,354	59,174	280,835
Additions related to business combinations (note 26.2)	2,213	287	83	350	280	—	169	3,382
Additions	11,415	1,142	582	33	—	—	17,454	30,626
Disposals	(3,083)	(104)	(63)	(238)	—	—	—	(3,488)
Transfers	26	610	25,975	—	42,649	—	(69,260)	—
Translation	83	69	318	8	26	—	2	506
Values at end of year	103,491	18,483	105,105	429	74,460	2,354	7,539	311,861

Depreciation
Accumulated at beginning of year	55,361	10,983	50,816	113	1,829	—	—	119,102
Additions	18,372	2,419	10,857	148	964	—	—	32,760
Disposals	(2,619)	(56)	(63)	(176)	—	—	—	(2,914)
Translation	(39)	38	154	6	18	—	—	177
Accumulated at end of year	71,075	13,384	61,764	91	2,811	—	—	149,125
Carrying amount	32,416	5,099	43,341	338	71,649	2,354	7,539	162,736